Post-Employment and Other Long-Term Employees Benefits - Schedule of Accumulated Benefit Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 778	$ 1,004
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 25	$ 79